ACQUISITION (Details Narrative) - USD ($)							12 Months Ended
	Dec. 31, 2023	Sep. 09, 2023	Mar. 09, 2023	Aug. 29, 2022	Aug. 26, 2022	Jun. 07, 2022	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill expected income tax deductible period							15 years
Safe-Pro USA LLC [Member]
Business Acquisition [Line Items]
Purchase consideration paid						$ 760,000
Safe-Pro USA LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Fair value of shares issued						$ 760,000
Airborne Response [Member]
Business Acquisition [Line Items]
Purchase consideration paid				$ 880,000
Airborne Response [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Fair value of shares issued
Safe Pro AI LLC [Member]
Business Acquisition [Line Items]
Purchase consideration paid			$ 545,625
Safe Pro AI LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Fair value of shares issued
Share Exchange Agreement [Member] | Safe-Pro USA LLC [Member]
Business Acquisition [Line Items]
Member interest acquired						100.00%
Percentage of issued and outstanding member interests						100.00%
Purchase consideration paid						$ 760,000
Opening price of listing shares					$ 2,500,000
Shares vesting description					The Listing Shares will vest upon the Company achieving $5,000,000 in revenue through the sale of Safe-Pro USA manufactured products calculated on a trailing twelve-month basis calculated from the date of this amendment forward. Upon the Company achieving $5,000,000 in revenue through the sale of Safe-Pro USA manufactured products, calculated from the date of this amendment forward, the former Safe-Pro USA members will be entitled to a one-time payment in an amount equal to 10% of the net profits generated therefrom
Initial public offering description					Upon completion of an initial public offering (“IPO”), the Sellers of Safe-Pro USA may request acceleration of amounts due to them up to $500,000 based on the collection of accounts receivable from their significant customer. The Company considered the Listing Shares to be compensatory in nature and not part of the purchase price consideration paid since, pursuant to ASC 815-10-25 (i) the fourth amendment to the exchange agreement with Safe-Pro USA dated August 26, 2023 exceeded the one-year measurement period which began on Measurement Date One. Pursuant to ASC 805-10-25-19, after the measurement period ends, the Company shall revise the accounting for a business combination only to correct an error in accordance with Topic 250, (ii) the facts and circumstances surrounding the Listing Shares did not exist on the acquisition date of June 2, 2022, and (iii) the Listing Shares were considered an incentive to the Safe-Pro USA members to achieve $5,000,000 in revenues through the sale of Safe-Pro USA manufactured products calculated on a trailing twelve-month basis and the Listing Shares only vest upon the Company achieving such revenues. The Listing Shares shall be accounted for pursuant to ASC 718 – Stock-based compensation. Pursuant to ASC 718, the value of the Listing Shares shall be recognized upon a successful IPO and when the attainment of the performance condition of $5,000,000 in revenues is probable
Share Exchange Agreement [Member] | Safe-Pro USA LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued						3,000,000
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member]
Business Acquisition [Line Items]
Member interest acquired			100.00%
Number of shares issued			281,250
Fair value of shares issued			$ 545,625
Number of shares issued		70,312
Number of shares approved for vesting	210,938
Share price			$ 1.94
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Twelve-Month Anniversary [Member]
Business Acquisition [Line Items]
Number of shares expected to vest			70,314
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Eighteen-Month Anniversary [Member]
Business Acquisition [Line Items]
Number of shares expected to vest			70,312
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Twenty-Four Month Anniversary [Member]
Business Acquisition [Line Items]
Number of shares expected to vest			70,312
Acquisition Agreement [Member] | Airborne Response [Member]
Business Acquisition [Line Items]
Member interest acquired				100.00%
Number of shares issued				3,275,000
Fair value of shares issued				$ 880,000